Income Taxes	12 Months Ended
Dec. 31, 2010
Income Taxes [Abstract]
INCOME TAXES

(17)	INCOME TAXES

The Company and its subsidiaries file separate income tax returns.

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, upon any payment of dividends by the Company, no Cayman Islands withholding tax is imposed.

LDKSCT was established in December 2009, and is not subject to tax on its income on capital gains under the current laws of the Cayman Islands.

People’s Republic of China

Pursuant to the income tax law of the PRC concerning foreign investment and foreign enterprises (the “FEIT Law”), the applicable income tax rate through December 31, 2007 of JXLDK was 33%. Also, JXLDK is entitled to exemption from income tax for 2 years starting from the 2006 calendar year and is entitled to a 50% tax reduction for the succeeding 3 years (“2+3 holiday”) beginning from 2008. On March 16, 2007, the National People’s Congress of the PRC passed the Corporate Income Tax Law (the “CIT Law”) which became effective January 1, 2008 when the FEIT Law was ended. The CIT Law adopts a uniform tax rate of 25% for all enterprises, including foreign-invested enterprises. Pursuant to the detailed implementation rules of the CIT Law announced on December 26, 2007, JXLDK can continue to enjoy the 50% tax reduction for the years from 2008 to 2010. Accordingly, JXLDK is subject to a reduced income tax rate of 12.5% in the years from 2008 to 2010.

In December 2009, JXLDK was recognized by the Chinese government as a “High and New Technology Enterprise” under the new CIT Law and entitled to the preferential CIT rate of 15% from 2009 to 2011. Under the new CIT Law, where the transitional preferential CIT policies and the preferential policies prescribed under the new CIT Law and its implementation rules overlap, an enterprise shall choose to carry out the most preferential policy, but shall not enjoy multiple preferential policies. JXLDK has chosen to complete the above mentioned 2+3 holiday for the overlapping period of 2009 and 2010. As a result, JXLDK is subject to income tax at 15% for 2011 and at 25% thereafter.

Under FEIT Law, the applicable income tax rate of LDKPV and LDKSP in 2007 was 33%. Effective January 1, 2008, LDKPV and LDKSP are subject to income tax rate of 25% pursuant to the CIT Law.

Other PRC subsidiaries were established after the effective date of the CIT Law and are subject to income tax at 25% from 2008 onwards.

HK SAR

LDK International was incorporated in Hong Kong in September 2006 and is subject to Hong Kong Profits Tax at 16.5% on income arising in or derived from Hong Kong. No provision for Hong Kong Profits tax was made as it sustained tax losses for each of the years ended December 31, 2008, 2009 and 2010. The payments of dividends by Hong Kong tax residents are not subject to Hong Kong withholding tax.

LDK SH was incorporated in Hong Kong in January 2010 and is subject to Hong Kong Profits Tax at 16.5% on income arising in or derived from Hong Kong. No provision for Hong Kong Profits tax was made as it sustained tax losses for 2010.

United States

LDK USA is subject to US federal statutory tax rate of 34% and also subject to the state of California income tax rate of 8.84%. The state income tax paid is deductible for US federal income tax.

European Countries

LDK Europe is incorporated in Luxemburg and is subject to a 28.59% corporate tax rate. Capital repayment received from LQ Energy within one year after the incorporation of LQ Energy is subject to 26.375% withholding tax rate.

All of the Company’s subsidiaries in Italy are incorporated in Italy and are subject to corporate income tax at 31.4%.

LDK Trading Service Germany Limited is incorporated in Germany and is subject to effective income tax rate of 32.98% which consists of 15% corporate income tax plus a solidarity surcharge of 5.5% on corporate income tax and a trade income tax rate of 17.15%.

The income tax expense (benefit) attributable to earnings (loss) from operations, which is substantially derived from PRC sources, consists of:

	Current	Deferred	Total

Year ended December 31, 2010
PRC	34,948	27,264	62,212
U.S. federal	18	—	18
U.S. state and local	8	—	8
Other jurisdictions	(672)	4,644	3,972

	34,302	31,908	66,210

Year ended December 31, 2009
PRC	8,141	(34,500)	(26,359)
U.S. federal	9	—	9
U.S. state and local	4	—	4
Other jurisdictions	5,983	(549)	5,434

	14,137	(35,049)	(20,912)

Year ended December 31, 2008
PRC	46,261	(40,250)	6,011
U.S. federal	29	—	29
U.S. state and local	12	—	12
Other jurisdictions	—	(913)	(913)

	46,302	(41,163)	5,139

Earnings (loss) before income taxes of the Group consist of the following:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2008	2009	2010

PRC operations	25,394	(212,722)	413,120
Non-PRC operations	46,153	(42,186)	(50,443)

Total	71,547	(254,908)	362,677

The actual income tax expense (benefit) differed from the amounts computed by applying the statutory PRC income tax rate of 25% (2008: 25% and 2009: 25%) to earnings (loss) before income taxes as a result of the following:

	Year Ended		Year Ended		Year Ended
	December 31,		December 31,		December 31,
	2008		2009		2010

Earnings (loss) before income taxes	71,547		(254,908)		362,677

Computed income tax expense (benefit)	17,887	25%	(63,727)	25%	90,669	25%
Effect of tax rate differential	(10,398)	(15)%	33,244	(13)%	7,736	2%
Change in tax rate	—	0%	—	0%	(743)	0%
Non-deductible expenses
Share-based compensation	4,154	6%	3,553	(2)%	2,762	1%
Others	56	0%	39	(0)%	77	0%
50% additional deduction of R&D expense	—	0%	(1,195)	0%	(660)	0%
Change in valuation allowance	(521)	(1)%	1,251	(0)%	4,621	1%
Tax on transfer of equity interests within the Group	—	0%	—	0%	5,103	1%
Withholding tax on capital payment	—	0%	5,950	(2)%	—	0%
Withholding tax on undistributed earnings of PRC subsidiaries	—	0%	—	0%	3,788	1%
Tax holiday	(5,897)	(8)%	—	(0)%	(44,561)	(12)%
Others	(142)	(0)%	(27)	0%	(2,582)	(1)%

Actual income tax (benefit) expense	5,139	7%	(20,912)	8%	66,210	18%

Without the tax holiday, the Group’s income tax expense would have increased by US$5,897, nil and US$44,561 for the years ended December 31, 2008, 2009 and 2010, respectively, and the impact on basic and diluted earnings (loss) per ordinary share for such periods was as follows:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2008	2009	2010

Impact on earnings (loss) per ordinary share:
- Basic	0.06	0.00	0.35

- Diluted	0.05	0.00	0.33

The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and liabilities are presented below:

	December 31,	December 31,
	2009	2010

Deferred income tax assets:
Inventories write-down	14,552	582
Impairment loss on equipment	440	418
Provision for accounts receivable and prepayments to suppliers	5,376	7,232
Loss on firm purchase commitment	140	173
Accruals	156	1,924
Capital lease obligation	753	1,785
Deferred revenue	16,885	18,222
Tax loss carry forwards	28,617	5,926
Government subsidy	—	7,012

Total gross deferred income tax assets	66,919	43,274
Less: valuation allowance	(1,251)	(5,872)

Deferred income tax assets, net of valuation allowance	65,668	37,402

Deferred income tax liabilities:
- Interest capitalized in relation to plant and equipment	(8,545)	(10,549)
- Fixed assets	(1,165)	(185)
- Withholding tax on undistributed earnings of PRC subsidiaries	—	(3,788)

Total gross deferred income tax liabilities	(9,710)	(14,522)

Net deferred income tax asset	55,958	22,880

Classification on consolidated balance sheets:
Deferred income tax assets:
- Current	47,590	15,914
- Non-current	16,913	21,303
Deferred income tax liabilities:
- Non-current	(8,545)	(14,337)

In assessing the realizability of deferred income tax assets, management considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. As of December 31, 2010, the valuation allowance of US$5,872 was related to the deferred income tax assets for tax loss carry forwards attributable to certain European subsidiaries, LDK International, LDKSH and LDKAH. No valuation allowance was recorded against other deferred income tax assets of the Group attributable to other PRC subsidiaries. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible or utilized. Management considers the scheduled reversal of deferred income tax liability, projected future taxable income and tax planning strategies in making this assessment. In order to fully utilize the deferred income tax asset, certain PRC subsidiaries will need to generate future taxable income of approximately US$177,150.

Based upon an assessment of the level of historical taxable income and projections for future taxable income over the periods in which the deferred income tax assets are deductible or can be utilized, and taking into account the availability of the tax planning strategies, management believes it is more likely than not that the Group will realize the benefits of these deductible differences, net of the valuation allowance, as of December 31, 2010. The amount of the deferred income tax assets considered realizable; however, could be reduced in the near term if estimates of future taxable income are reduced.

As of December 31, 2010, the Group has tax loss carryforwards of approximately US$27,378 for certain PRC and overseas subsidiaries. Tax losses of the PRC subsidiaries of US$4,671 as of December 31, 2010 will expire starting from December 31, 2014 if unutilized. Tax losses of HK subsidiaries of US$14,779 as of December 31, 2010 can be utilized indefinitely.

The CIT Law and its relevant regulation also imposed a 10% withholding income tax for dividends distributed by the PRC subsidiaries to the Company for distribution of earnings generated beginning on January 1, 2008. Undistributed earnings generated prior to January 1, 2008 are exempt from such withholding tax. Under the previous FEIT Law, no withholding tax was required. The Company did not recognize deferred income tax liabilities of US$7.2 million for the undistributed earnings of approximately US$72.4 million of the PRC subsidiaries as of December 31, 2010 as management considers these earnings to be reinvested indefinitely in the PRC.

As of January 1, 2007 and for each of the three years ended December 31, 2008, 2009 and 2010, the Group has no unrecognized tax benefits relating to uncertain tax positions and accordingly no related interest and penalties. Also, management does not expect that the amount of unrecognized tax benefits will increase significantly within the next 12 months.

The Group’s subsidiaries file their income tax returns in the PRC, Hong Kong, United States and European Union. According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation extends to five years under special circumstances, where the underpayment of taxes is more than RMB 100 thousand (US$15). In the case of transfer pricing issues, the statute of limitation is 10 years. There is no statute of limitation in the case of tax evasion. Accordingly, the income tax returns of the Group’s operating subsidiaries in the PRC for the years ended December 31, 2005 through 2010 are open to examination by the PRC state and local tax authorities. The income tax returns of LDK International are open to audit for the years ended December 31, 2006 through 2010 under the statute of limitation established by the Hong Kong Inland Revenue Ordinance.

The PRC tax system is subject to substantial uncertainties. There can be no assurance that changes in PRC tax laws or their interpretation or their application will not subject the Group’s PRC entities to substantial PRC taxes in the future.